Shareholder Report, Holdings (Details) - Fidelity Limited Term Government Fund	May 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	73.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	22.10%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	74.60%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%